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                                     13F-HR
                            Form 13F Holdings Report

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mainstream Investment Advisers, LLC
                 -----------------------------------
   Address:      101 West Spring Street
                 -----------------------------------
                 Fourth Floor
                 -----------------------------------
                 New Albany, IN 47150
                 -----------------------------------

Form 13F File Number: 28-6888
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Diane J. Hulls
         -------------------------------
Title:   Director
         -------------------------------
Phone:   812-981-7053
         -------------------------------

Signature, Place, and Date of Signing:

          Diane J. Hulls             New Albany, Indiana     April 7, 2004
   -------------------------------   -------------------     -------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  106
                                        --------------------

Form 13F Information Table Value Total:  $162,632,065
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                      FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
-------------------------- -------------- ---------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
-------------------------- -------------- ---------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Gunns Npv                    FOREIG       6491705        90    10000 N   X               230                  10000
ALCOA INC                    COMMON       013817101    1388    40000 N   X               230                  40000
ANGLO AMERICAN PLC ADR       PREFER       03485P102    1336    55000 N   X               230                  55000
ARCH COAL INC                COMMON       039380100     785    25000 N   X               230                  25000
AMCOL INTERNATIONAL CORP     COMMON       02341W103     349    20000 N   X               230                  20000
ARCHER-DANIELS-MIDLAND CO    COMMON       039483102    1181    70000 N   X               230                  70000
AGRIUM INC                   OTC IS       008916108     588    40000 N   X               230                  40000
 AK STEEL HOLDING CORP       COMMON       001547108     470    80000 N   X               230                  80000
ALCAN INC                    COMMON       013716105    4031    90000 N   X               230                  90000
ALEXANDER & BALDWIN INC      OTC IS       014482103    4560   138336 N   X               230                 138336
AMPCO PITTSBURGH CORP        COMMON       032037103     302    23420 N   X               230                  23420
ASIA PULP & PAPER CO LTD A   COMMON       04516V100       5    82990 N   X               230                  82990
ARACRUZ CELULOSE SA ADR      COMMON       038496204    2678    70000 N   X               230                  70000
***ALUMINA LTD               COMMON       022205108    1621    98430 N   X               230                  98430
***BHP BILLITON LTD          COMMON       088606108    1972   105000 N   X               230                 105000
BOWATER INC                  COMMON       102183100    3272    75000 N   X               230                  75000
BRUSH WELLMAN INC            COMMON       117421107     304    15000 N   X               230                  15000
CAL-MAINE FOODS INC NEW      OTC IS       128030202     712    20000 N   X               230                  20000
CABOT CORP                   COMMON       127055101     656    20000 N   X               230                  20000
CAMECO CORP                  COMMON       13321L108     746    15000 N   X               230                  15000
CROWN HOLDINGS INC           COMMON       228368106     559    60000 N   X               230                  60000
COEUR D ALENE MINES CORP     COMMON       192108108     735   105000 N   X               230                 105000
CANFOR CORPORATION           NQBI         137902102     192    18000 N   X               230                  18000
CUMMINS INC                  COMMON       231021106     766    13100 N   X               230                  13100
***CNH GLOBAL N V            COMMON       N20935206    4961   265000 N   X               230                 265000
CONSOL ENERGY INC            COMMON       20854P109    2010    75000 N   X               230                  75000
CRESUD S A C I F Y A ADR     PREFER       226406106     372    30000 N   X               230                  30000
E I DU PONT DE NEMOURS & C   COMMON       263534109    2322    55000 N   X               230                  55000
DEERE & CO                   COMMON       244199105    5196    74970 N   X               230                  74970
DELTA & PINE LAND CO         COMMON       247357106    2054    82307 N   X               230                  82307
DOW CHEMICAL CO              COMMON       260543103     806    20000 N   X               230                  20000
ENGELHARD CORP               COMMON       292845104    2242    75000 N   X               230                  75000
EASTMAN CHEMICAL CO          COMMON       277432100    1494    35000 N   X               230                  35000
ENSCO INTERNATIONAL INC      COMMON       26874Q100    2676    95000 N   X               230                  95000
FREEPORT MCMORAN COPPER &    COMMON       35671D857    6841   175000 N   X               230                 175000
***FORDING INC               COMMON       345425102    1251    31000 N   X               230                  31000
FLUOR CORP NEW               COMMON       343412102    2329    60200 N   X               230                  60200
FLOWSERVE CORP               COMMON       34354P105     524    25000 N   X               230                  25000
FERRO CORP                   COMMON       315405100    1308    50000 N   X               230                  50000
GARDNER DENVER MACHINERY I   COMMON       365558105    1354    50000 N   X               230                  50000
GEORGIA GULF CORP NEW        COMMON       373200203    1658    55000 N   X               230                  55000
COMPAGNIE GENERALE DES ADR   COMMON       204386106     340    38300 N   X               230                  38300
HORMEL GEO A & CO            COMMON       440452100     733    25000 N   X               230                  25000
HYDRIL CO                    OTC IS       448774109    1834    70000 N   X               230                  70000
IDEX CORP                    COMMON       45167R104     652    15000 N   X               230                  15000
IMC GLOBAL INC               COMMON       449669100     644    45000 N   X               230                  45000
IMCO RECYCLING INC           COMMON       449681105     119    12600 N   X               230                  12600
GRUPO IMSA SA DE CV ADR      COMMON       40048T106     278    15900 N   X               230                  15900
INTERNATIONAL PAPER CO       COMMON       460146103    5561   131600 N   X               230                 131600
INTERNATIONAL STEEL GROUP    COMMON       460377104     774    20000 N   X               230                  20000
JOY GLOBAL INC               COMMON       481165108    3226   115000 N   X               230                 115000
KIMBALL INTERNATIONAL INC-   OTC IS       494274103    3663   232430 N   X               230                 232430
KIRBY CORP                   COMMON       497266106    1487    44000 N   X               230                  44000
KENNAMETAL INC               COMMON       489170100    4057    98300 N   X               230                  98300
LINCOLN ELEC HOLDINGS INC    OTC IS       533900106    2429    86300 N   X               230                  86300
LONGVIEW FIBRE CO            COMMON       543213102    1418   127040 N   X               230                 127040
LIONORE MINING INTERNATION   OTC IS       2515201OL     464    97420 N   X               230                  97420
LINDSAY MANUFACTURING CO     COMMON       535555106    1497    62150 N   X               230                  62150
LOUISIANA PACIFIC CORP       COMMON       546347105     645    25000 N   X               230                  25000
MILLENNIUM CHEMICALS INC     COMMON       599903101    1121    75000 N   X               230                  75000
MASSEY ENERGY CORP           COMMON       576206106     993    45000 N   X               230                  45000
MINERALS TECHNOLOGIES INC    COMMON       603158106    1428    25000 N   X               230                  25000
MEASUREX CORP ADR            COMMON       592671101     434    32690 N   X               230                  32690
MYKROLIS CORP                COMMON       62852P103     428    30000 N   X               230                  30000

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
      COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
-------------------------- -------------- ---------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
-------------------------- -------------- ---------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
***NOVA CHEMICALS CORP       COMMON       66977W109     878    35000 N   X               230                  35000
NORSK HYDRO A/S ADR          COMMON       656531605    1057    15000 N   X               230                  15000
***JSC MMC NORILSK NICKEL    PREFER       46626D108    2416    32000 N   X               230                  32000
NN INC                       OTC IS       629337106    2529   216165 N   X               230                 216165
NORANDA INC                  OTC IS       655422103    1643    91000 N   X               230                  91000
OM GROUP INC                 COMMON       670872100    1535    50500 N   X               230                  50500
POTLATCH CORP                COMMON       737628107    2038    50000 N   X               230                  50000
PLUM CREEK TIMBER CO LP      COMMON       729251108     812    25000 N   X               230                  25000
SOUTHERN PERU COPPER CORP    OTC IS       843611104    1416    35000 N   X               230                  35000
PHELPS DODGE CORP            COMMON       717265102     817    10000 N   X               230                  10000
***PLACER DOME INC           COMMON       725906101     629    35000 N   X               230                  35000
PRIME HOSPITALITY CORP       COMMON       741917108     285    25000 N   X               230                  25000
POPE & TALBOT INC            COMMON       732827100    1719   100000 N   X               230                 100000
POTASH CORP OF SASKATCHEWA   COMMON       73755L107    2911    35000 N   X               230                  35000
PILGRIMS PRIDE CORP          COMMON       721467108     493    22000 N   X               230                  22000
PENN VA RESOURCES PARTNERS   COMMON       707884102    1942    55000 N   X               230                  55000
QUALITY DISTRIBUTION INC     COMMON       74756M102    2880   205000 N   X               230                 205000
REGAL BELOIT CORP            COMMON       758750103     500    25000 N   X               230                  25000
ROWAN COMPANIES INC          COMMON       779382100    4745   225000 N   X               230                 225000
TRANSOCEAN SEDCO FOREX INC   COMMON       G90078109     837    30000 N   X               230                  30000
GIBRALTAR STEEL CORP         OTC IS       37476F103    1477    60000 N   X               230                  60000
ROHM & HAAS CO               COMMON       775371107     837    21000 N   X               230                  21000
RMI TITANIUM CO              COMMON       74973W107    1304    82400 N   X               230                  82400
RIO TINTO PLC ADR            COMMON       767204100    1820    18100 N   X               230                  18100
RAYONIER INC                 COMMON       754907103    1311    30000 N   X               230                  30000
SAUER INC                    COMMON       804137107     390    28560 N   X               230                  28560
***SCHLUMBERGER LTD          COMMON       806857108    1596    25000 N   X               230                  25000
CHEMICAL & MINING CO OF AD   COMMON       833635105     242     5900 N   X               230                   5900
SMURFIT-STONE CONTAINER CO   OTC IS       832727101     411    23400 N   X               230                  23400
TECK COMINCO LIMITED-CL B    OTC IS       878742204     747    40000 N   X               230                  40000
TEMPLE INLAND INC            COMMON       879868107    1267    20000 N   X               230                  20000
TRANSMETA CORP DEL           OTC IS       89376R109     594   150000 N   X               230                 150000
THOMAS & BETTS CORP          COMMON       884315102    1091    50000 N   X               230                  50000
TYSON FOODS INC-CL A         COMMON       902494103     181    10000 N   X               230                  10000
TETRA TECHNOLOGIES INC-DEL   COMMON       88162F105    1829    70000 N   X               230                  70000
VALSPAR CORP                 COMMON       920355104    2806    57000 N   X               230                  57000
VALMONT INDS INC             OTC IS       920253101     513    25700 N   X               230                  25700
WELLMAN INC                  COMMON       949702104     209    25000 N   X               230                  25000
WASTE MANAGEMENT INC         COMMON       94106L109    3320   110000 N   X               230                 110000
Wheeling Pittsburgh Corp     COMMON       963142302     879    40000 N   X               230                  40000
WEYERHAEUSER CO              COMMON       962166104    2948    45000 N   X               230                  45000
USX-U S STEEL GROUP          COMMON       912909108    1864    50000 N   X               230                  50000